Business Acquisitions and Goodwill	12 Months Ended
May 31, 2020
Business Acquisitions
Business Acquisitions and Goodwill
10.	Business Acquisitions and Goodwill

Acquisition of LATAM Holdings Inc.
On July 17, 2018, the Company signed a share purchase agreement with Scythian Biosciences Corp. (“Scythian”) to purchase 100% of the issued and outstanding shares of LATAM Holdings Inc. (“LATAM Holdings”); a direct wholly-owned subsidiary of Scythian. As outlined in the share purchase agreement, the negotiated purchase price was to be settled with the issuance of 15,678,310 shares of the Company valued on July 17, 2018 at $193,000 and the assumption of $1,000 USD ($1,310 CAD) short-term liabilities. The acquisition of LATAM Holdings closed on September 27, 2018. Therefore, in accordance with IFRS 3—Business Combinations, the equity consideration transferred was measured at fair value at the acquisition date, which is the date control was obtained, which in this case was determined to be September 27, 2018. The fair value of the consideration shares on September 27, 2018 was $273,900.
LATAM Holdings, through other subsidiaries, provides the Company with access to the emerging cannabis markets in Latin America and the Caribbean. Through this acquisition, the Company secured key licenses in Colombia, Argentina and Jamaica which is anticipated to provide first mover advantage in these countries. In addition, the Company acquired an option and rights of first refusal to purchase a Brazilian incorporated entity, with the option and right of first refusal vesting only upon the entity obtaining a licence to cultivate and distribute cannabis lawfully in Brazil.

The table below summarizes the fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

	Note		Number of shares	Share price	Amount
Consideration paid
Shares issued	(i	)	15,678,310	$17.47	$273,900

Total consideration paid					$273,900

Net assets acquired
Current assets
Cash and cash equivalents					2,704
Accounts receivable					571
Prepaids and other current assets					106
Inventory					65
Long-term assets
Capital assets					494
Licences, permits & applications					123,956
Goodwill					189,188

Total assets					317,084
Current liabilities
Accounts payable and accrued liabilities					1,986
Income taxes payable					20
Long-term liabilities
Deferred tax liability					29,837

Total liabilities					31,843
Non-controlling interest					11,341

Total net assets acquired					$273,900

(i)	Share price based on the price of the shares on September 27 th , 2018.
Net income and comprehensive net income for the Company would have been lower by approximately $4,556 for the year ended May 31, 2019, if the acquisition had taken place on June 1, 2018. In connection with this transaction, the Company expensed transaction costs of $1,133.
Acquisition of CC Pharma GmbH
On November 7 ,2018, the Company signed a share purchase agreement to acquire 100% of the issued and outstanding shares of CC Pharma. The purchase price was cash consideration of €18,920 ($28,775 CAD) and additional cash consideration of up to €23,500 ($35,741 CAD) contingent on CC Pharma obtaining a specified EBITDA target. The acquisition of CC Pharma closed on January 9, 2019. During the three months ended August 31, 2019, the Company paid the additional cash consideration of €23,500 previously included in accounts payable. The value in CAD at the date of settlement was $34,722.
CC Pharma is a leading distributor of pharmaceutical products to pharmacies in Germany as well as throughout Europe. The acquisition of CC Pharma provides the Company access to the cannabis markets in Germany and ultimately pan-European
platforms.
The table below summarizes the fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

Amount
Consideration
Cash	$28,775
Contingent consideration	35,741

Total consideration	$64,516

Net assets acquired
Current assets
Cash and cash equivalents	7,237
Accounts receivable	33,989
Prepaids and other current assets	14,616
Inventory	28,352
Long-term assets
Capital assets	6,373
Customer relationships	21,300
Non-compete agreements	1,400
Intellectual property, trademarks & brands	16,200
Goodwill	6,146

Total assets	135,613
Current liabilities
Bank loans and overdrafts	20,255
Accounts payable and accrued liabilities	44,111
Income taxes payable	672
Long-term liabilities
Deferred tax liability	6,059

Total liabilities	71,097

Total net assets acquired	$64,516

Revenue for the Company would have been higher by approximately $367,200, net income and comprehensive net income for the Company would have been higher by approximately $9,955, for the year ended May 31, 2019, if the acquisition had taken place on June 1, 2018. In connection with this transaction, the Company expensed transaction costs of $595.
Goodwill is comprised of:

	May 31, 2020	May 31, 2019
CannWay goodwill	$1,200	$1,200
Broken Coast goodwill	146,091	146,091
Nuuvera goodwill	377,221	377,221
LATAM goodwill	87,188	139,188
CC Pharma goodwill	6,146	6,146
Effect of foreign exchange	88	—

	$617,934	$669,846

During the year ended May 31, 2020, the Company completed its annual assessment of the recoverable amount of the Company’s cash-generating units (“CGUs”) compared to their carrying values. The recoverable amount of each CGU was determined based on updated cash flow projections in light of the current
COVID-19

pandemic. The cash flows are management’s best projections based on current and anticipated market conditions covering a five-year period. However, these projections are inherently uncertain due to the recent and fluidly evolving impact of the
COVID-19
pandemic. It is possible that long-term underperformance to these projections could occur if further delays in regulatory services, international construction and restrictions on travel continue to prevail with duration and impact greater than currently anticipated.

As a result of the effects of
COVID-19
on the Company’s expected cash flows, the Company recorded the following impairment charges:

•	$4,800 on CannInvest Africa Ltd. and Verve Dynamics Incorporated (Pty) Ltd., the Company used a discount rate of 38.5%;

•	$5,000 on ABP, S.A., the Company used a discount rate of 23.3%;

•	$19,171 on Marigold Projects Jamaica Limited (“Marigold”), the Company used a discount rate of 38.5%; and

•	$35,000 on ColCanna S.A.S., the Company used a discount rate of 40.0%.
For the year ended May 31, 2020, the Company recorded impairment losses of $63,971 (2019 - $58,039). This impairment loss consisted of $52,000 in goodwill, $6,600 in capital assets, $19,363 in intangible as
s
ets
offset by $5,131
of net liabilities
and $8,861 of NCI portion of the impairment.